FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund
FundX Flexible Income Fund
Investment Objective
The FundX Flexible Income Fund ("Flexible Income Fund") seeks to generate total return, which is capital appreciation plus current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Flexible Income Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Flexible Income Fund Investor Class
Management Fee		0.70%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.22%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.66%
Total Annual Fund Operating Expenses		1.58%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Flexible Income Fund with the cost of investing in other mutual funds. The

Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Flexible Income Fund Investor Class	161	501	865	1,888

Portfolio Turnover
As a fund-of funds, the Flexible Income Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"

its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible Income

Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Flexible Income

Fund's performance. During the most recent fiscal year, the Flexible Income

Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Principal Investment Strategies
The Flexible Income Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying

Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The Flexible Income Fund may purchase, without limit, shares of international and global Underlying

Funds, which may also include Underlying Funds that invest in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying Funds

and to manage the portfolio consistent with the Fund's

investment objective. Using this strategy, the Advisor           Upgrading

classifies Underlying Funds according to their risk and      When a fund begins

performance characteristics. Four different classes of       to lag its peers,

Underlying Funds are categorized according to this system,   the Advisor redeems

ranging from Speculative Underlying Funds, which are the     the shares and

most aggressive funds with the highest risk but also the     directs the proceeds

highest reward potential, to Bond Underlying Funds, which    to a better

have the lowest risk but also the lowest reward potential.   performing

See "More about the Funds' Investment Objectives,            alternative.

Strategies and Risks-The Advisor's Classification Process

of the Underlying Funds" for more information on this

system.

Under normal market conditions, the Fund will typically invest exclusively in

Total Return and Bond Underlying Funds. These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Flexible Income Fund entails risk. The Flexible Income Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Flexible Income Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Flexible Income Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Flexible Income

     Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Flexible Income Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default,

     illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Flexible Income Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds,

     including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Portfolio Turnover Risk - To the extent the Flexible Income Fund invests in

     ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a

     Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Flexible Income Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Flexible Income Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Flexible Income Fund include the risks related to each Underlying Fund in which the Flexible

     Income Fund invests. Although the Flexible Income Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Flexible Income Fund. The bar chart below illustrates how the Flexible Income Fund's total returns have varied from year to year. The table below illustrates how the Flexible Income Fund's average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index. The Flexible Income Fund's performance,

before and after taxes is not necessarily an indication of how the Flexible

Income Fund will perform in the future. Updated performance is available on the

Flexible Income Fund's website at www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q4 2003 6.30%

Worst Quarter Q3 2011 -3.85%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX Flexible Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	1.09%	4.43%	5.80%	Jul. 01, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(0.49%)	3.17%	4.68%	Jul. 01, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.93%	3.10%	4.40%	Jul. 01, 2002
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.67%	Jul. 01, 2002

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.